Tax assets and liabilities (Details 5) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities [abstract]
Tax assets:		R$ 30,295,062	R$ 27,680,578	R$ 24,778,078
Of which:
Temporary differences	[1]	29,565,702	26,416,527	23,375,600
Tax loss carry forwards		367,120	846,587	866,579
Social contribution taxes 18%		362,240	417,464	535,899
Total deferred tax assets		30,295,062	27,680,578	24,778,078
Tax liabilities:		5,540,873	3,031,389	2,496,531
Of which:
Excess depreciation of leased assets		148,839	123,257	124,909
Adjustment to fair value of trading securities and derivatives		5,392,034	2,908,132	2,371,622
Total deferred tax liabilities		R$ 5,540,873	R$ 3,031,389	R$ 2,496,531

[1]	Temporary differences relate mainly to impairment losses on loans and receivables and provisions for lawsuits and administrative proceedings, and the effect of the fair value of financial instruments.